CONVERTIBLE DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

NOTE 5 – CONVERTIBLE DEBT

On September 19, 2019, the Company completed the closing of $600,000 of secured convertible debentures (the “2019 Debentures”) for gross proceeds of $540,000 after original issue discounts. As of September 18, 2019 (the “Effective Date”), the Company entered into two substantially identical securities purchase agreements (the “Securities Purchase Agreements”) with two purchasers (the “Purchasers”), which provided for the issuance of up to an aggregate of $1.2 million in principal amount of the 2019 Debentures (the “Bridge Financing”) of which the first tranche of $600,000 was issued. The Securities Purchase Agreements provided for the issuance of the 2019 Debentures due one year from the dates of issuance in two $600,000 tranches: the first tranche as described above, and the second tranche, at the discretion of the Purchasers and us, to occur any time after November 17, 2019. If, at any time after November 17, 2019, the Purchasers elected not to consummate the closing of the second tranche, then the Company was entitled to raise up to $600,000 from additional investors (including the Company’s affiliates) who would have a security interest on a pari passu basis with the Purchasers in the first tranche, so long as such investors agreed not to convert the securities received until the Purchasers in the first tranche had completely converted the 2019 Debentures or been fully repaid.

In connection with the 2019 Debentures, each of the Purchasers received commitment fees of $5,000 and 500,000 restricted shares (the “Commitment Shares”) of our common stock. The placement agent for the 2019 Debentures received a cash fee of 8% of the gross proceeds received at the closing and was entitled to receive warrants convertible into shares of common stock until May 2020 when the placement agent waived its right to receive the warrants.

The 2019 Debentures contained provisions that entitled each Purchaser, at any time, to convert all or any portion of the outstanding principal amount of its 2019 Debenture(s) plus any accrued interest into restricted shares of common stock. If we consummated a public offering within 180 calendar days of the Effective Date, then the conversion price would be the lesser of (a) $0.15 or (b) 70% multiplied of the price per share of the common stock we issued in the public offering (the “QPI Discounted Price”), subject to further adjustment as provided in the 2019 Debentures as well as subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events. Further, if the Company consummated a public offering of common stock which resulted in us receiving gross proceeds of at least $5 million within 180 calendar days of the Effective Date then we would have been obligated to repay the outstanding amounts owed under the 2019 Debentures, to the extent they were not converted and including the applicable redemption premium then in effect, within three days of consummation of such an offering.

If any portion of the 2019 Debentures was outstanding on the 181st calendar day after the Effective Date, then the conversion price would equal the lesser of (a) $0.15, (b) the QPI Discounted Price, or (c) 70% of the lowest volume-weighted average price (as reported by Bloomberg LP) of the common stock on any trading day during the 20 trading days immediately preceding the date of conversion of the 2019 Debentures (provided, further, that if either we are not DWAC operational at the time of conversion, the common stock is traded on the OTC Pink at the time of conversion, or the conversion price was less than $0.01 per share, then 70% would automatically adjust to 60%).

The 2019 Debentures were subject to a “conversion blocker” such that the each of the Purchasers could not convert the 2019 Debentures to the extent that the conversion would result in the Purchaser and its affiliates holding more than 4.99% of the outstanding common stock (which the Purchaser could increase to 9.99% upon at least 61 days prior written notice to us).

So long as no event of default had occurred and was continuing under the 2019 Debentures, the Company could at our option call for redemption all or part of the 2019 Debentures prior to the maturity date, upon not more than two calendar days written notice, for an amount equal to: (i) if the redemption date was 90 calendar days or less from the date of issuance of the 2019 Debentures, 110% of the sum of the principal amount; (ii) if the redemption date was greater than or equal to 91 calendar days from the date of issuance of the 2019 Debentures and less than or equal to 150 calendar days from the date of issuance of the 2019 Debentures, 120% of the sum of the principal amount; (iii) if the redemption date was greater than or equal to 151 calendar days from the date of issuance of the 2019 Debentures and less than or equal to 180 calendar days from the date of issuance of the 2019 Debentures, 125% of the sum of the principal amount; and (iv) if either (1) the 2019 Debentures were in default but the holder consents to the redemption notwithstanding such default or (2) the redemption date was greater than or equal to 181 calendar days from the date of issuance of the 2019 Debentures, 130% of the sum of the principal amount.

The 2019 Debentures included an adjustment provision that, subject to certain exceptions, would reduce, at the Purchaser’s option, the conversion price if we issued common stock or common stock equivalents (including in variable rate transactions) at a price lower than the then-current conversion price of the 2019 Debentures. Any reverse stock split of our outstanding shares would also have resulted in an adjustment of the conversion price of the 2019 Debentures.

The conversion option, the QPI put and the put that were exercisable upon certain financing events are embedded derivatives that are collectively bifurcated at fair value, with subsequent changes in fair value recognized in the Statement of Operations. The fair value estimate is a Level 3 measurement as defined by ASC Topic 820, Fair Value Measurements and Disclosures, as it is based on significant inputs not observable in the market. The Company estimated the fair value of the monthly payment provision using a Monte Carlo Simulation, with 10,000 trials, with the following key inputs:

	March 31, 2020	December 31, 2019
Stock price	-	$0.07 - $0.10
Terms (years)	-	0.72 – 1.00
Volatility	-	153.9% - 195.7%
Risk-free rate	-	1.60% - 1.87%
Probability of QPI	-	50%

As of December 31, 2019, the Company’s warrants issuable to the Company’s placement agent in relation to the 2019 Debentures were treated as derivative liabilities and changes in the fair value were recognized in earnings. These common stock purchase warrants did not trade on an active securities market, and as such, the Company estimated the fair value of these warrants using the Black-Scholes method and the following assumptions:

	March 31, 2020	December 31, 2019
Closing trade price of Common Stock	$-	$0.07
Intrinsic value of conversion option per share	$-	$0.07

	March 31, 2020	December 31, 2019
Annual Dividend Yield	-	0.0%
Expected Life (Years)	-	5
Risk-Free Interest Rate	-	1.68%-1.69%
Expected Volatility	-	445.01%-453.08%

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term of these warrants. The Company had no reason to believe future volatility over the expected remaining life of these warrants was likely to differ materially from historical volatility. The expected life was based on the remaining contractual term of the warrants. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the warrants.

The Company recorded a total of $401,957 debt discount upon the closing of the 2019 Debentures, including the $171,425 fair value of the embedded derivative liability, $70,100 fair value of the common stock issued, $78,693 of direct transaction costs incurred, $21,739 related to warrants issuable to the placement agent, and $60,000 original issue discount. The debt discount is amortized to interest expense over the term of the loan. Amortization of the debt discount associated with the 2019 Debentures was $99,954 for the year ended December 31, 2019 and was included in interest expense in the Statements of Operations.

The 2019 Debentures were fully redeemed on February 26, 2020, for a face value of $600,000 and an early redemption fee of $150,000 resulting in a $280,504 loss on extinguishment of debt included in the Statement of Operations.

The following table summarizes the 2019 Debentures outstanding as of March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Convertible Debentures, due September 18, 2020:
Principal value	$-	$600,000
Unamortized debt discount	-	(302,003)
Carrying value of convertible notes	-	297,997
Total short-term carrying value of Convertible Debentures	$-	$297,997

Embedded Derivative Liability:
Fair value of derivative liability, December 31, 2019	$171,499
Gain on extinguishment of debt	(171,499)
Fair value of derivative liability, March 31, 2020	$-

On March 6, 2020, the Company completed the offering of $1,992,000 of senior secured convertible debentures (the “2020 Debentures”) and raised $1,992,000 in gross proceeds from the sale of the 2020 Debentures and Warrants (defined below). Of this amount, $330,000 was received from four directors and an entity in which one officer of the Company is a majority owner and co-manager. The Company received $1,747,203 after deducting direct transaction costs. The Company used $750,000 of the net proceeds to redeem the existing 2019 Debentures prior to maturity, with a face value of $600,000 and an early redemption fee of $150,000. The 2020 Debentures become due eighteen months following issuance as follows; $932,000 on August 26, 2021, $830,000 on August 28, 2021 and $150,000 on September 6, 2021.

The Company’s capital structure after the closing had no outstanding variably-priced convertible instruments on its Balance Sheets. The 2020 Debentures are secured by a blanket lien on all assets of the Company until such time the 2020 Debenture is paid in full or converted in full.

The 2020 Debentures shall automatically convert into shares of the Company’s common stock upon the earliest to occur of (i) the commencement of trading of the common stock on the NASDAQ, New York Stock Exchange or NYSE American (an “Uplist”) at the Uplist Conversion Price; or (ii) at any time the minimum bid price of the common stock exceeds $0.50 per share for twenty (20) consecutive trading days and the average trading volume during the 10 trading days prior to the conversion is at least 100,000 shares and the shares are registered under an effective registration statement or the shares are salable under Rule 144 (“Rule 144”) of the Securities Act of 1933, as amended. The “Uplist Conversion Price” will be the lesser of $0.08 or a 30% discount to the public offering price a share of common stock is offered to the public in a securities offering resulting in the listing of the common stock on the NASDAQ, New York Stock Exchange or NYSE American.

The 2020 Debentures are convertible, at any time, at the option of the holder, into shares of Common Stock, at a fixed conversion price equal to $0.08 per share.

The embedded conversion feature was not determined to be a derivative that requires bifurcation pursuant to ASC 815, but was determined to be a beneficial conversion feature that requires recognition within equity on the commitment date. The beneficial conversion feature is recognized at its intrinsic value on the commitment date, limited to the proceeds allocated to the convertible debt. As such, the Company recorded $649,552 within additional paid-in-capital on the Balance Sheets for the beneficial conversion feature identified. The debt discount arising from recognition of the beneficial conversion feature will be amortized as interest expense over the term of the convertible debt.

In connection with the issuance of the 2020 Debentures, the Company also issued warrants (“Warrants”) to purchase 24,900,000 shares of common stock. Each Warrant has a three-year (3) term and is immediately exercisable at an exercise price of $0.15 per share. If at any time after six months following the issuance date and prior to the expiration date the Company fails to maintain an effective registration statement (the “Registration Statement”) with the SEC covering the resale of the shares of Common Stock underlying the Warrants, the Warrant may be exercised by means of a “cashless exercise,” until such time as there is an effective Registration Statement. Each warrant contains customary adjustment provisions in the event of a stock split, reverse stock split or recapitalization. Warrants for 4,125,000 shares were issued to four directors and an entity in which one officer of the Company is a majority owner. The Warrants were determined to meet equity classification pursuant to ASC 480 and ASC 815. As such, the relative fair value of the Warrants is recorded as additional paid-in-capital on the Balance Sheets, which was determined to be $1,063,239, on the issuance date. The debt discount arising from recognition of the Warrants will be amortized as interest expense over the term of the convertible debt.

In connection with the 2020 Debentures the Company entered into an agreement with a non-exclusive financial advisor and placement agent for a term of twelve months commencing in January 2020. Upon execution of the agreement, the Company issued 250,000 fully vested restricted shares of the Company’s common stock and recorded $32,500 included in General and administrative expense in the accompanying Statements of Operations. On March 6, 2020, in connection with this agreement a cash compensation of $152,960 was made by the Company and an additional 614,205 shares of the Company’s common stock were issued. These amounts were included in the debt discount for the 2020 Debentures noted above.

In February 2020, the Company entered into an agreement with a non-exclusive financial advisor and placement agent terminating the later of April 30, 2020 or upon closing a successful private placement. The agreement automatically extended for periods of thirty days until terminated in writing. The Company agreed to pay 10% of the gross proceeds raised by the financial advisor and placement agent and agreed to issue an amount of restricted shares equal to 4% of the total securities sold in the private placement divided by the last reported closing price of the stock on the closing date of the private placement. On March 6, 2020, in connection with this agreement cash compensation of $25,000 was paid by the Company and 96,154 shares of the Company’s common stock were issued. These amounts were included in the debt discount for the 2020 Debentures noted above.

The Company recorded a total of $1,992,000 debt discount upon the closing of the 2020 Debentures, including the $649,552 intrinsic value of the beneficial conversion option, $34,412 relative fair value of the common stock issued to the placement agents, $244,797 of direct transaction costs incurred and $1,063,239 related to the Warrants. The debt discount is amortized to interest expense over the term of the loan. Amortization of the debt discount associated with the 2020 Debentures was $123,817 for the three months ended March 31, 2020 and was included in interest expense in the accompanying Statements of Operations. Interest expense for the three months ended March 31, 2020 was $17,600.

The following table summarizes the 2020 Debentures outstanding as of March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Convertible Debentures:
Principal value	$1,662,000	$-
Principal value – Related Party	330,000	-
Unamortized debt discount	(1,558,695)	-
Unamortized debt discount – Related Party	(309,488)	-
Carrying value of convertible notes	123,817	-
Total long-term carrying value of Convertible Debentures	$123,817	$-

On January 30, 2020 the Company issued an unsecured promissory note payable to a stockholder of the Company with a face value of $75,000 and an interest rate of 10% per annum payable in full on March 30, 2020, subject to the Company’s right to extend payment until May 29, 2020. On February 28, 2020, the holder of the $75,000 promissory note which was to become due in March 2020 purchased $80,000 of the 2020 Debentures and Warrants, which he paid by exchanging his note and paying an additional $5,000. This is included in the $1,992,000 gross proceeds raised. Interest expense of $1,250 was recorded for the three months ended March 31, 2020.

NOTE 5- CONVERTIBLE DEBT

December 31, 2019
Convertible Debentures, due September 18, 2020:
Principal value	$600,000
Debt discount	(401,957)
Amortization of Debt Discount	99,954
Carrying value of convertible notes	297,997
Total short-term carrying value of Convertible Debentures	$297,997

Embedded Derivative Liability:
Fair value of derivative liability, December 31, 2018	$-
Fair value of derivative liability at issuance recorded as debt Discount	193,164
Change in fair value of derivative liability	(21,665)
Fair value of derivative liability, December 31, 2019	$171,499

On September 19, 2019, we completed the closing of $600,000 of secured convertible Debentures (the “Debentures”) for gross proceeds of $540,000 after original issue discounts. As of September 18, 2019 (the “Effective Date”), we entered into two substantially identical securities purchase agreements (the “Securities Purchase Agreements”) with two purchasers (the “Purchasers”), which provided for the issuance of up to an aggregate of $1.2 million in principal amount of Debentures (the “Bridge Financing”) of which the first tranche of $600,000 has been issued. The Securities Purchase Agreements provided for the issuance of the Debentures due one year from the dates of issuance in two $600,000 tranches: the first tranche as described above, and the second tranche, at the discretion of the Purchasers and us, to occur any time after November 17, 2019. If, at any time after November 17, 2019, the Purchasers elect not to consummate the closing of the second tranche, then we may raise up to $600,000 from additional investors (including our affiliates) who will have a security interest on a pari passu basis with the Purchasers in the first tranche, so long as such investors agree not to convert the securities received until the Purchasers in the first tranche have completely converted the Debentures or been fully repaid.

In connection with the Bridge Financing, each of the Purchasers received commitment fees of $5,000 and 500,000 restricted shares (the “Commitment Shares”) of our common stock. The placement agent for the Debentures received a cash fee of 8% of the gross proceeds received at each closing and was entitled to receive warrants convertible into shares of common stock until May 2020 when the placement agent waived its right to receive the warrants.

The first tranche of the Debentures will mature on September 18, 2020, and may be redeemed by us prior to the maturity date as described below. All unpaid principal due and payable on the maturity date will be paid in the form of common stock. Any principal or interest that is due under each of the Debentures, which is not paid by the respective maturity date, will bear interest at the rate of 18% per annum until it is satisfied in full.

The Debentures are senior secured obligations secured pursuant to the terms of security agreements dated as of September 18, 2019 (the “Security Agreements”) by all of the Company’s assets.

Each Purchaser is entitled, at any time, to convert all or any portion of the outstanding principal amount of its Debenture(s) plus any accrued interest into restricted shares of common stock. If we consummate a public offering within 180 calendar days of the Effective Date, then the conversion price will be the lesser of (a) $0.15 or (b) 70% multiplied of the price per share of the common stock we issue in the public offering (the “QPI Discounted Price”), subject to further adjustment as provided in the Debenture as well as subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events. Further, if we consummate a public offering of common stock which results in us receiving gross proceeds of at least $5 million within 180 calendar days of the Effective Date then we are obligated to repay the outstanding amounts owed under the Debentures, to the extent they are not converted and including the applicable redemption premium then in effect, within three days of consummation of such an offering.

If any portion of the Debentures are outstanding on the 181st calendar day after the Effective Date, then the conversion price shall equal the lesser of (a) $0.15, (b) the QPI Discounted Price, or (c) 70% of the lowest volume-weighted average price (as reported by Bloomberg LP) of the common stock on any trading day during the 20 trading days immediately preceding the date of conversion of the Debenture (provided, further, that if either we are not DWAC operational at the time of conversion, the common stock is traded on the OTC Pink at the time of conversion, or the conversion price is less than $0.01 per share, then 70% will automatically adjust to 60%).

The Debentures are subject to a “conversion blocker” such that the each of the Purchasers cannot convert the Debentures to the extent that the conversion would result in the Purchaser and its affiliates holding more than 4.99% of the outstanding common stock (which the Purchaser can increase to 9.99% upon at least 61 days prior written notice to us).

So long as no event of default has occurred and is continuing under the Debentures, we may at our option call for redemption all or part of the Debentures prior to the maturity date, upon not more than two calendar days written notice, for an amount equal to: (i) if the redemption date is 90 calendar days or less from the date of issuance of the Debentures, 110% of the sum of the principal amount; (ii) if the redemption date is greater than or equal to 91 calendar days from the date of issuance of the Debentures and less than or equal to 150 calendar days from the date of issuance of the Debentures, 120% of the sum of the principal amount; (iii) if the redemption date is greater than or equal to 151 calendar days from the date of issuance of the Debentures and less than or equal to 180 calendar days from the date of issuance of the Debentures, 125% of the sum of the principal amount; and (iv) if either (1) the Debentures are in default but the holder consents to the redemption notwithstanding such default or (2) the redemption date is greater than or equal to 181 calendar days from the date of issuance of the Debentures, 130% of the sum of the principal amount.

The Debentures include an adjustment provision that, subject to certain exceptions, reduces, at the Purchaser’s option, the conversion price if we issue common stock or common stock equivalents (including in variable rate transactions) at a price lower than the then-current conversion price of the Debentures. Any reverse stock split of our outstanding shares will also result in an adjustment of the conversion price of the Debentures.

The Securities Purchase Agreements contain customary representations, warranties and covenants. In addition, pursuant to the Securities Purchase Agreements, the Purchasers were granted piggy-back registration rights such that, from September 18, 2019 until the earlier of March 18, 2021 or the date the Debentures have been converted and/or repaid in the entirety, if we contemplate making an offering of our common stock or securities convertible into our common stock registered for sale under the Securities Act of 1933, as amended, or propose to file a registration statement covering any of our securities (other than a registration statement filed by us within 45 days of the signing closing date with the placement agent in the Bridge Financing acting as the underwriter), then each of the Purchasers will have the right to include all or a pro rata share of its Commitment Shares, the common stock issuable upon conversion of the Debentures (the “Conversion Shares”), and, to the extent applicable, any other shares of capital stock or other securities of ours that are issued upon exchange of Conversion Shares and/or restricted stock held by the Purchaser (collectively, the “Purchaser’s Securities”).

The conversion option, the QPI put and the put exercisable upon certain financing events are embedded derivatives that are collectively bifurcated at fair value, with subsequent changes in fair value recognized in the Statement of Operations. The fair value estimate is a Level 3 measurement as defined by ASC Topic 820, Fair Value Measurements and Disclosures, as it is based on significant inputs not observable in the market. The Company estimated the fair value of the monthly payment provision using a Monte Carlo Simulation, with 10,000 trials, with the following key inputs:

December 31, 2019
Stock price	$0.07 - $0.10
Terms (years)	0.72 – 1.00
Volatility	153.9% - 195.7%
Risk-free rate	1.60% - 1.87%
Probability of QPI	50%

As of December 31, 2019, the Company’s warrants issuable to the Company’s placement agent in relation to the Debentures were treated as derivative liabilities and changes in the fair value were recognized in earnings. These Common Stock purchase warrants did not trade on an active securities market, and as such, the Company estimated the fair value of these warrants using the Black-Scholes method and the following assumptions:

	December 31, 2019	December 31, 2018
Closing trade price of Common Stock	$0.07	$-
Intrinsic value of conversion option per share	$0.07	$-

	December 31, 2019	December 31, 2018
Annual Dividend Yield	0.0%	-
Expected Life (Years)	5	-
Risk-Free Interest Rate	1.68%-1.69%	-
Expected Volatility	445.01%-453.08%	-

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term of these warrants. The Company had no reason to believe future volatility over the expected remaining life of these warrants was likely to differ materially from historical volatility. The expected life was based on the remaining contractual term of the warrants. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the warrants.

The Company recorded a total of $401,957 debt discount upon the closing of Convertible Debt, including the $171,425 fair value of the embedded derivative liability, $70,100 fair value of the common stock issued, $78,693 of direct transaction costs incurred, $21,739 related to warrants issuable to the placement agent, and $60,000 original issue discount. The debt discount is amortized to interest expense over the term of the loan. Amortization of the debt discount associated with the Debentures was $99,954 for the year ended December 31, 2019 and was included in interest expense in the accompanying Statements of Operations.